Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,400,000
Previously Paid Amount	0.00
Total Fee Amount	607.64
Total Offset Amount	0.00
Net Fee	607.64
Narrative - Max Aggregate Offering Price	$ 4,400,000
Final Prospectus	true